Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000194226 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000194226 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000194226 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000194226 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000194226 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
C000194226 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000194226 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000194226 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000194226 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000194226 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000194226 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000194226 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000194226 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000194226 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000194226 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000194226 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000194226 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000194226 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000194226 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000194226 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000194226 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000169758 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000169758 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000169758 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000169758 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000169758 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
C000169758 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000169758 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000169758 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169758 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169758 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169758 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169758 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169758 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169758 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000169758 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169758 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000169758 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000169758 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000169758 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000169758 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000169758 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000006958 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006958 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006958 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006958 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000006958 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
C000006958 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006958 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006958 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006958 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006958 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006958 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006958 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006958 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006958 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006958 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006958 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006958 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000006958 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000006958 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000006958 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006958 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000006957 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006957 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006957 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006957 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000006957 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
C000006957 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006957 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006957 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006957 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006957 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006957 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006957 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006957 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006957 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006957 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006957 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006957 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000006957 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000006957 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000006957 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006957 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000006959 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006959 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006959 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000006959 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000006959 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
C000006959 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006959 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006959 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006959 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006959 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006959 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006959 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000006959 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006959 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006959 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006959 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000006959 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006959 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006959 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006959 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006959 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006959 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006959 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006960 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006960 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006960 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000006960 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000006960 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
C000006960 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006960 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006960 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006960 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006960 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006960 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006960 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000006960 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006960 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006960 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006960 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000006960 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006960 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006960 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006960 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006960 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006960 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006960 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006961 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006961 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006961 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000006961 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000006961 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
C000006961 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006961 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006961 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006961 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006961 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006961 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006961 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000006961 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006961 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006961 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006961 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000006961 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006961 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006961 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006961 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006961 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006961 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006961 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000169759 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000169759 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000169759 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000169759 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000169759 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
C000169759 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169759 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000169759 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000169759 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169759 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000169759 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169759 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000169759 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169759 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169759 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169759 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000169759 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000169759 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000169759 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169759 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169759 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169759 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000169759 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000194228 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000194228 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000194228 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000194228 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000194228 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
C000194228 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194228 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194228 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000194228 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000194228 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000194228 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000194228 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000194228 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000194228 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000194228 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000194228 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000194228 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000194228 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000194228 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000194228 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000194228 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000194228 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000194228 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000194230 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000194230 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000194230 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000194230 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000194230 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%
C000194230 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000194230 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000194230 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000194230 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000194230 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000194230 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000194230 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000194230 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000194230 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000194230 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000194230 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000194230 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000194230 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000194230 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000194230 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000194230 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000194230 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000169760 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000169760 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000169760 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000169760 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000169760 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%
C000169760 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000169760 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000169760 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000169760 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169760 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000169760 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000169760 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000169760 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000169760 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000169760 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169760 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000169760 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169760 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000169760 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169760 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000169760 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000169760 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006964 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006964 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006964 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006964 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006964 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%
C000006964 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006964 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006964 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006964 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006964 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006964 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006964 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006964 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000006964 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006964 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006964 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006964 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006964 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006964 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006964 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006964 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006964 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006963 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006963 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006963 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006963 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006963 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%
C000006963 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006963 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006963 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006963 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006963 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006963 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006963 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006963 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000006963 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006963 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006963 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006963 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006963 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006963 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006963 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006963 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006963 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006962 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006962 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006962 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006962 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006962 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%
C000006962 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006962 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006962 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006962 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006962 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006962 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006962 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006962 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000006962 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006962 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006962 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006962 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006962 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006962 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006962 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006962 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006962 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006967 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006967 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006967 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006967 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000006967 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000006967 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006967 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000006967 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006967 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006967 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006967 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006967 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006967 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006967 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006967 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006967 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000006967 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006967 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006967 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006967 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006967 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000006968 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006968 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006968 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006968 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000006968 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000006968 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006968 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000006968 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006968 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006968 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006968 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006968 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006968 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006968 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006968 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006968 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000006968 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006968 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006968 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006968 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006968 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000169762 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169762 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169762 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000169762 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000169762 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000169762 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169762 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000169762 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000169762 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000169762 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000169762 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169762 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000169762 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000169762 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000169762 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000169762 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000169762 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169762 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169762 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169762 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169762 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000194234 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194234 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000194234 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000194234 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000194234 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000194234 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000194234 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000194234 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000194234 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000194234 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000194234 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000194234 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000194234 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000194234 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000194234 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000194234 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000194234 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000194234 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000194234 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000194234 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000194234 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000194238 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000194238 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000194238 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000194238 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000194238 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000194238 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000194238 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000194238 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000194238 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000194238 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000194238 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000194238 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000194238 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000194238 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000194238 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000194238 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000194238 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000194238 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000194238 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000194238 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000194238 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000194238 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000169764 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000169764 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169764 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000169764 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000169764 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000169764 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000169764 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000169764 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000169764 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000169764 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000169764 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169764 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000169764 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169764 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000169764 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000169764 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169764 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000169764 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000169764 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000169764 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169764 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000169764 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000006973 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006973 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006973 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000006973 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006973 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000006973 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006973 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006973 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006973 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006973 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006973 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006973 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006973 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006973 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006973 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006973 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006973 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000006973 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000006973 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006973 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006973 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006973 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000006972 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006972 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006972 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000006972 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006972 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000006972 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006972 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006972 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006972 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006972 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006972 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006972 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006972 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006972 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006972 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006972 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006972 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000006972 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000006972 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006972 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006972 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006972 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000006971 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006971 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006971 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000006971 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006971 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000006971 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006971 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006971 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006971 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006971 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006971 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006971 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006971 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006971 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006971 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006971 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006971 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000006971 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000006971 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006971 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006971 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006971 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000006974 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006974 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006974 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006974 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000006974 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000006974 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006974 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006974 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006974 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006974 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006974 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006974 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006974 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006974 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006974 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006974 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006974 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006974 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006974 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006974 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006974 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000006975 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006975 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006975 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006975 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000006975 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000006975 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006975 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006975 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006975 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006975 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006975 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006975 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006975 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006975 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006975 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006975 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006975 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006975 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006975 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006975 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006975 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000169765 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169765 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000169765 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000169765 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000169765 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000169765 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000169765 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000169765 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000169765 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000169765 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000169765 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000169765 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000169765 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169765 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000169765 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000169765 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169765 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169765 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000169765 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169765 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000169765 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000194240 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194240 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000194240 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000194240 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000194240 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000194240 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000194240 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000194240 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000194240 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000194240 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000194240 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000194240 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000194240 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000194240 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000194240 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000194240 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000194240 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000194240 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000194240 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000194240 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000194240 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000194242 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194242 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000194242 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000194242 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000194242 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	59.80%
C000194242 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194242 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000194242 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000194242 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000194242 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000194242 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000194242 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000194242 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000194242 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000194242 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000194242 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000194242 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000194242 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000194242 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000194242 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194242 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000169766 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169766 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169766 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000169766 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000169766 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	59.80%
C000169766 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000169766 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000169766 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000169766 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169766 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000169766 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169766 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000169766 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169766 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000169766 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000169766 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000169766 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000169766 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169766 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000169766 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000169766 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000006977 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006977 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006977 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006977 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000006977 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	59.80%
C000006977 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006977 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006977 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006977 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006977 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006977 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006977 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006977 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006977 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000006977 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000006977 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006977 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006977 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006977 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006977 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006977 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000006976 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006976 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006976 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006976 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000006976 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	59.80%
C000006976 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006976 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006976 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006976 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006976 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006976 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006976 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006976 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006976 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000006976 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000006976 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006976 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006976 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006976 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006976 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006976 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000006978 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006978 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006978 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006978 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000006978 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000006978 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006978 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006978 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006978 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006978 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006978 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000006978 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006978 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006978 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006978 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006978 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006978 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006978 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006978 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006978 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006978 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000006979 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006979 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006979 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006979 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000006979 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000006979 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006979 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006979 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006979 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006979 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006979 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000006979 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006979 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006979 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006979 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006979 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006979 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006979 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006979 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006979 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006979 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000006980 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006980 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006980 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006980 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000006980 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000006980 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006980 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006980 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006980 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006980 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006980 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000006980 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006980 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006980 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006980 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006980 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006980 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006980 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006980 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006980 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006980 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000169767 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000169767 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000169767 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000169767 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000169767 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000169767 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169767 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169767 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000169767 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169767 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000169767 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000169767 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000169767 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000169767 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169767 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000169767 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000169767 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000169767 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169767 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000169767 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169767 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000194244 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000194244 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000194244 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000194244 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000194244 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000194244 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000194244 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000194244 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000194244 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000194244 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000194244 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000194244 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000194244 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000194244 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000194244 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000194244 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000194244 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000194244 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000194244 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000194244 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000194244 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000194246 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000194246 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000194246 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000194246 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000194246 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.60%
C000194246 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000194246 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000194246 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000194246 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000194246 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000194246 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000194246 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000194246 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000194246 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000194246 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000194246 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000194246 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000194246 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000194246 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000194246 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000194246 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
C000169768 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000169768 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000169768 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169768 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000169768 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.60%
C000169768 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169768 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169768 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169768 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169768 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169768 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000169768 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169768 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000169768 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000169768 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169768 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000169768 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000169768 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000169768 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169768 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169768 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
C000006984 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006984 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006984 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006984 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000006984 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.60%
C000006984 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006984 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006984 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006984 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006984 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006984 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000006984 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006984 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006984 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006984 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006984 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000006984 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006984 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006984 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006984 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006984 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
C000006983 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006983 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006983 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006983 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000006983 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.60%
C000006983 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006983 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006983 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006983 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006983 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006983 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000006983 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006983 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006983 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006983 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006983 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000006983 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006983 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006983 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006983 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006983 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
C000006985 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006985 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006985 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006985 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000006985 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
C000006985 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006985 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006985 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006985 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006985 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006985 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006985 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006985 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000006985 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006985 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006985 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006985 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000006985 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000006985 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006985 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006985 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006985 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000006986 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006986 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006986 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006986 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000006986 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
C000006986 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006986 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006986 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006986 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006986 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006986 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006986 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006986 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000006986 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006986 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006986 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006986 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000006986 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000006986 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006986 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006986 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006986 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000169769 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000169769 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000169769 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000169769 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000169769 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
C000169769 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169769 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169769 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000169769 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000169769 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000169769 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169769 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000169769 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000169769 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169769 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169769 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000169769 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000169769 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000169769 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000169769 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169769 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169769 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000194249 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000194249 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000194249 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000194249 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000194249 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
C000194249 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194249 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000194249 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000194249 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000194249 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000194249 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000194249 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000194249 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000194249 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000194249 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000194249 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000194249 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000194249 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000194249 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000194249 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000194249 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000194249 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000194252 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194252 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000194252 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000194252 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000194252 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000194252 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000194252 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000194252 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000194252 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000194252 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000194252 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000194252 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000194252 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000194252 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000194252 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000194252 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000194252 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000194252 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000194252 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000194252 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000169771 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169771 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000169771 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169771 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000169771 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000169771 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000169771 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000169771 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169771 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000169771 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000169771 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169771 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169771 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169771 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000169771 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000169771 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000169771 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000169771 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000169771 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000169771 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006990 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006990 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006990 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006990 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000006990 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000006990 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006990 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006990 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006990 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006990 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006990 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006990 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006990 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006990 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006990 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006990 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006990 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000006990 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006990 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006990 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006989 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006989 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006989 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006989 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000006989 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000006989 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006989 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006989 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006989 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006989 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006989 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006989 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006989 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006989 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006989 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006989 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006989 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000006989 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006989 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006989 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006991 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006991 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006991 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006991 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000006991 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000006991 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006991 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006991 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006991 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006991 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006991 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006991 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006991 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006991 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006991 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000006991 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006991 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000006991 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006991 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006991 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006991 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006991 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006991 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000042676 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000042676 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000042676 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000042676 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000042676 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000042676 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000042676 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000042676 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000042676 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000042676 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000042676 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000042676 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000042676 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000042676 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000042676 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000042676 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000042676 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000042676 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000042676 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000042676 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000042676 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000042676 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000042676 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000006992 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006992 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006992 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006992 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000006992 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000006992 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006992 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006992 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006992 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006992 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006992 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006992 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006992 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006992 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006992 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000006992 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006992 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000006992 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006992 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006992 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006992 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006992 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006992 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000042677 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000042677 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000042677 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000042677 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000042677 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000042677 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000042677 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000042677 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000042677 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000042677 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000042677 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000042677 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000042677 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000042677 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000042677 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000042677 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000042677 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000042677 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000042677 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000042677 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000042677 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000042677 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000042677 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000006993 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006993 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006993 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006993 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000006993 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000006993 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006993 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006993 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006993 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006993 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006993 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006993 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006993 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006993 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006993 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000006993 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006993 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000006993 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006993 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006993 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006993 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006993 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006993 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000105400 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000105400 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000105400 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000105400 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000105400 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000105400 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000105400 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000105400 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000105400 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000105400 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000105400 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000105400 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000105400 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000105400 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000105400 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000105400 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000105400 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000105400 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000105400 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000105400 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000105400 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000105400 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000105400 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000194254 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194254 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000194254 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000194254 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000194254 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000194254 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000194254 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000194254 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000194254 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000194254 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000194254 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000194254 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000194254 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000194254 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000194254 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000194254 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000194254 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000194254 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000194254 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000194254 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000194254 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000194254 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000194254 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000227172 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000227172 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000227172 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000227172 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000227172 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000227172 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000227172 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000227172 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000227172 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000227172 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000227172 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000227172 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000227172 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000227172 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000227172 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000227172 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000227172 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000227172 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000227172 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000227172 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000227172 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000227172 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000227171 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000227171 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000227171 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000227171 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000227171 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000227171 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000227171 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000227171 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000227171 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000227171 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000227171 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000227171 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000227171 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000227171 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000227171 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000227171 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000227171 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000227171 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000227171 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000227171 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000227171 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000227171 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000227169 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000227169 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000227169 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000227169 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000227169 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000227169 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000227169 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000227169 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000227169 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000227169 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000227169 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000227169 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000227169 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000227169 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000227169 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000227169 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000227169 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000227169 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000227169 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000227169 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000227169 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000227169 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000227170 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000227170 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000227170 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000227170 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000227170 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000227170 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000227170 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000227170 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000227170 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000227170 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000227170 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000227170 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000227170 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000227170 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000227170 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000227170 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000227170 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000227170 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000227170 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000227170 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000227170 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000227170 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000006987 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006987 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006987 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000006987 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000006987 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
C000006987 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006987 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006987 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006987 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006987 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006987 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000006987 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006987 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000006987 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006987 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006987 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006987 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006987 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006987 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006987 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006987 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006988 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006988 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006988 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000006988 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000006988 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
C000006988 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006988 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006988 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006988 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006988 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006988 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000006988 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006988 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000006988 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006988 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006988 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006988 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006988 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006988 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006988 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006988 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000169770 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000169770 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169770 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000169770 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000169770 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
C000169770 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000169770 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169770 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169770 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169770 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169770 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000169770 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000169770 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000169770 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000169770 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000169770 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169770 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169770 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169770 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000169770 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000169770 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000194250 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000194250 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000194250 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000194250 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000194250 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
C000194250 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000194250 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000194250 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000194250 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000194250 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000194250 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000194250 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000194250 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000194250 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000194250 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000194250 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000194250 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000194250 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000194250 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000194250 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000194250 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000194232 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000194232 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000194232 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000194232 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000194232 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%
C000194232 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000194232 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194232 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000194232 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000194232 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000194232 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000194232 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000194232 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000194232 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000194232 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000194232 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000194232 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000194232 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000194232 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000194232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000194232 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000169761 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000169761 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169761 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000169761 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000169761 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%
C000169761 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000169761 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000169761 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000169761 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000169761 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000169761 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000169761 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000169761 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000169761 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169761 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000169761 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169761 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169761 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169761 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169761 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000169761 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006966 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006966 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006966 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006966 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000006966 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%
C000006966 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006966 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006966 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006966 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000006966 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006966 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006966 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006966 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006966 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006966 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000006966 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006966 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006966 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006966 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006966 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006966 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006965 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006965 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006965 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006965 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000006965 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%
C000006965 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006965 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006965 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006965 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000006965 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006965 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006965 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006965 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006965 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006965 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000006965 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006965 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006965 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006965 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006965 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006965 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%